Segment Reporting - Summary of Gross and Net Written and Earned Premiums, Underwriting Results, Ratios and Reserves for Each of Company's Business Segments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment Reporting [Abstract]
Non-operating expenses related to impairment charges on lease assets	$ 12.9		$ 12.3
Segment Reporting Information [Line Items]
Gross written premiums	3,703.6		3,442.4	$ 3,446.9
Net written premiums	2,582.9		2,427.9	2,082.0
Gross earned premiums	3,643.5		3,422.4	3,534.4
Net earned premium	2,532.6		2,293.3	2,214.7
Losses and loss adjustment expenses	1,840.8		1,679.7	1,573.0
Amortization of deferred policy acquisition costs	465.7		412.7	371.6
General and administrative expenses	308.0		341.5	357.7
Underwriting income (loss)	(81.9)		(140.6)	(87.6)
Corporate Expenses	(70.2)		(54.5)	(56.8)
Non-operating expenses	(32.7)		(125.6)	(77.2)
Net investment income	154.6		197.3	198.2
Realized and unrealized investment gains	98.5		97.1	110.0
Debt Securities, Gain (Loss)	(27.4)		(10.9)	(174.7)
Realized loss on debt extinguishment	0.0		(5.5)	(8.6)
Change in fair value of loan notes issued by variable interest entities	0.0		(3.1)	(4.4)
Change in fair value of derivatives	(65.1)		(144.2)	(31.8)
Interest Expense, Debt	(33.9)		(20.2)	(25.9)
Net realized and unrealized foreign exchange (losses)	(12.4)		(11.8)	(3.5)
Other income (1)	49.8	[1]	4.9	9.0
Other expenses	10.8		1.7	2.7
(Loss) from operations before income taxes	(31.5)		(218.8)	(156.0)
Income Tax Expense (Benefit)	(8.6)		(22.9)	10.2
Net (loss)	(40.1)		(241.7)	(145.8)
Losses and loss adjustment expenses	7,165.3		6,951.8	7,074.2	$ 6,749.5
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 3,970.1		$ 4,632.0	$ 4,996.6	$ 5,234.3
Ratios
Loss ratio	72.70%		73.20%	71.00%
Policy acquisition expense ratio	18.40%		18.00%	16.80%
General and administrative expense ratio	16.20%		22.70%	22.20%
Expense ratio	34.60%		40.70%	39.00%
Combined ratio	107.30%		113.90%	110.00%
Non-operating expenses related to severance, retention awards and other non-recurring costs	$ 18.2
Non-operating expenses related to impairment charges on lease assets	12.9		$ 12.3
Non-operating expenses related to other non-recurring expenses	1.6
Non-operating expenses related to Merger Agreement			103.4	$ 39.0
Non-operating expenses related to Effectiveness And Efficiency Program			22.2	37.5
Non-operating expenses related to retention costs				11.3
Write back of buy out provision				(14.1)
Reinsurance
Segment Reporting Information [Line Items]
Net written premiums	1,302.1		1,251.1	1,182.9
Net earned premium	1,292.1		1,255.2	1,256.4
Losses and loss adjustment expenses	2,095.7		2,605.9	2,843.6
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 2,095.7		$ 2,605.9	$ 2,843.6
Ratios
Loss ratio	74.20%		73.10%	73.80%
Policy acquisition expense ratio	19.00%		21.10%	20.80%
General and administrative expense ratio	8.60%		8.90%	9.40%
Expense ratio	27.60%		30.00%	30.20%
Combined ratio	101.80%		103.10%	104.00%
Insurance
Segment Reporting Information [Line Items]
Net written premiums	$ 1,280.8		$ 1,176.8	$ 899.1
Net earned premium	1,240.5		1,038.1	958.3
Losses and loss adjustment expenses	1,874.4		2,026.1	2,153.0
Liability for Unpaid Claims and Claims Adjustment Expense, Net, Total	$ 1,874.4		$ 2,026.1	$ 2,153.0
Ratios
Loss ratio	71.10%		73.40%	67.40%
Policy acquisition expense ratio	17.70%		14.20%	11.60%
General and administrative expense ratio	15.90%		22.10%	25.00%
Expense ratio	33.60%		36.30%	36.60%
Combined ratio	104.70%		109.70%	104.00%
Operating Segments | Reinsurance
Segment Reporting Information [Line Items]
Gross written premiums	$ 1,660.8		$ 1,485.5	$ 1,495.7
Net written premiums	1,302.1		1,251.1	1,182.9
Gross earned premiums	1,616.4		1,494.9	1,593.9
Net earned premium	1,292.1		1,255.2	1,256.4
Losses and loss adjustment expenses	958.6		917.9	927.0
Amortization of deferred policy acquisition costs	246.0		264.9	260.9
General and administrative expenses	110.8		111.7	118.5
Underwriting income (loss)	(23.3)		(39.3)	(50.0)
Operating Segments | Insurance
Segment Reporting Information [Line Items]
Gross written premiums	2,042.8		1,956.9	1,951.2
Net written premiums	1,280.8		1,176.8	899.1
Gross earned premiums	2,027.1		1,927.5	1,940.5
Net earned premium	1,240.5		1,038.1	958.3
Losses and loss adjustment expenses	882.2		761.8	646.0
Amortization of deferred policy acquisition costs	219.7		147.8	110.7
General and administrative expenses	197.2		229.8	239.2
Underwriting income (loss)	$ (58.6)		$ (101.3)	$ (37.6)

[1]	2020 includes the gain on sale of our renewal rights on our surety insurance book of business to a third party, totaling $43.1 million.